SHAREHOLDERS' EQUITY - Ordinary shares (Details)	6 Months Ended
	Sep. 30, 2024 USD ($) Vote $ / shares shares	Mar. 31, 2024 $ / shares shares
SHAREHOLDERS' EQUITY
Share capital authorized | $	$ 50,000
Shares authorized	500,000,000	500,000,000
Par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Shares issued	22,000,000	22,000,000
Shares outstanding	22,000,000	22,000,000
Class B share conversion ratio	1
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Shares authorized	470,000,000	470,000,000
Par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Shares issued	20,822,675	20,822,675
Shares outstanding	20,822,675	20,822,675
Number of votes per share | Vote	1
Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Shares authorized	30,000,000	30,000,000
Par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Shares issued	1,177,325	1,177,325
Shares outstanding	1,177,325	1,177,325
Number of votes per share | Vote	5